LONG TERM INVESTMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Issue of common share Of debt settlement	2,292,000
Debt settlement	$ 335
Issuer Financing Exemption private placement	833,334
Purchase price of units	$ 0.15
Non-transferable common share purchase warrants	416,667
Exercise price of warrants	$ 0.25
Investment	$ 91
Endurance Gold Corp. [Member]
Statement [Line Items]
Non-transferable common share purchase warrants	750,000
Receipt of common stock as part of option agreement	900,000	400,000
Exercise price of warrants	$ 0.17